Cover	3 Months Ended
Nov. 30, 2021
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	CANNABICS PHARMACEUTICALS INC.
Entity Central Index Key	0001343009
Entity Tax Identification Number	20-3373669
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	# 3 Bethesda Metro Center, Suite 700
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	(877)
Local Phone Number	424-2429
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false